Deal Name
Saturns Trust 2007-1
CLASS A
SEI #
724538-1
CLASS B
Issue date
2/11/2004
CIK
1389936
Check Sum
Principal Value
Downsized
#VALUE!
CLASS A 80412E202
54,500,000
2,180,000 Price
25
54,500,000.00
CLASS B 03738QAA3
3,690,000 notional units
3,690 Price????
1000
3,690,000.00
Depositor
MS Structured Asset Corp
Rate
CLASS A
7.00%
CLASS B
$44.67 rate per unit
Bus Day
NY & Chicago
Distribution Date
Jan 1 & July 1
30/360
NBD if no term asset pmnt by 12:00 EST
Current distribution Date
3/2/2020
Semi Annual Fixed Int Amt
CLASS A
1,907,500.00
CLASS B
164,813.00
2,072,313.00
$164,813 fixed amount per doc
Final Distribution Date
Security
Global DTCC
Deal/ Doc types
Warrants ISDA, ????????????
Options
????
Trustee Fee
2,000.00
ea Dist Date from Exp Admin from their6048
Expense Admin Fee
5,500.00
ea Dist Date from receipts of term assets AFTER accrued Interest Paid.
Expense Administrator
Trustee
TERM ASSET(S)
Asset Name
PENNEY J C INC DEB 7.625% 3/01/97 708160BL9 1 4,155,625
Cusip/ISIN
708160BL9
CIK
Principal Amount
54,500,000
Principal Amount per SEI
Rate
7.6250%
Check Sums
Bus Day
NY & Chicago
Fee Allowance
Distribution Date
Asset Int
2,077,812.50
Certificate Interest Cl A
1,907,500.00
Semi Annual Fixed Int Amt
2,077,812.50
Certificate Interest Cl B
164,813.00
2,072,313.00
Expense
5,500.00
Final Distribution Date
Shortage due to Nov redemption
(0.50)
short after downsize
Warrants
Type
Call
Terms